Share-based Compensation - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2022 shares
2012 incentive compensation plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expenses | $				$ 22.8
Unrecognized weighted average period	2 years 2 months 12 days
Share-based compensation expenses | ¥	¥ 115.4	¥ 350.9	¥ 541.0
2012 incentive compensation plan | Class A Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares may be issued			44,021,165
2012 incentive compensation plan | IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses | ¥	¥ 6.3
2012 incentive compensation plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
2012 incentive compensation plan | Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years 6 months
2012 incentive compensation plan | Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2012 incentive compensation plan | Vesting commencement date | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	36 months
Vesting rights, percentage	25.00%
2012 incentive compensation plan | Equal monthly installments | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	6 months
Vesting rights, percentage	75.00%
Incentive Compensation Plan 2022 | Class A Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares may be issued					39,128,194
Incentive Compensation Plan 2022 | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares may be issued					13,042,731
Incentive Compensation Plan 2022 | Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares may be issued					26,085,463